UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21131

John Hancock Preferred Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      July 31

Date of reporting period:     April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Preferred Income Fund

4.30.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2005 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 1.86%                                                                                                          $17,041,113
(Cost $16,596,798)

Consumer Finance 0.22%                                                                                                 2,010,728
Capital One Bank,
Sr Note                                                               8.250   06-15-2005   BBB             2,000       2,010,728

Electric Utilities 1.64%                                                                                              15,030,385
Black Hills Corp.,
Note                                                                  6.500   05-15-2013   BBB-            5,950       6,252,998
Entergy Gulf States, Inc.,
1st Mtg Bond                                                          6.200   07-01-2033   BBB+            5,000       5,111,055
Midland Funding Corp. II,
Lease Oblig Bond, Ser A                                              11.750   07-23-2005   BB-             3,613       3,666,332

                                                                                           Credit      Par value
Issuer, description, maturity date                                                         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Capital preferred securities 7.70%                                                                                   $70,753,956
(Cost $62,701,863)

Diversified Banks 0.85%                                                                                                7,759,500
Lloyds TSB Bank Plc, 6.90% 11-29-49 (United Kingdom)                                       A+              7,500       7,759,500

Electric Utilities 3.02%                                                                                              27,740,712
DPL Capital Trust II, 8.125%, 09-01-31                                                     B+             24,000      27,740,712

Gas Utilities 2.35%                                                                                                   21,629,639
KN Capital Trust I, 8.56%, Ser B, 04-15-27                                                 BB+            11,500      12,631,175
KN Capital Trust III, 7.63%, 04-15-28                                                      BB+             8,000       8,998,464

Integrated Telecommunication Services 0.70%                                                                            6,440,396
TCI Communications Financing Trust III, 9.65%,
03-31-27                                                                                   BB+             5,700       6,440,396

Regional Banks 0.78%                                                                                                   7,183,709
Summit Capital Trust I, 8.40%, Ser B, 03-15-27                                             A               6,500       7,183,709

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 4.28%                                                                                                  $39,326,031
(Cost $38,253,050)

Electric Utilities 2.50%                                                                                              22,962,255
Alliant Energy Corp.                                                                                     236,100       6,218,874
Cinergy Corp.                                                                                            323,378      12,805,769
Scottish Power Plc, American Depositary Receipt
(United Kingdom)                                                                                         121,344       3,937,612

Gas Utilities 0.95%                                                                                                    8,712,000
Peoples Energy Corp.                                                                                     220,000       8,712,000

Multi-Utilities & Unregulated Power 0.83%                                                                              7,651,776
Duke Energy Corp.                                                                                         40,215       1,173,876
TECO Energy, Inc.                                                                                        390,000       6,477,900

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 85.23%                                                                                             $782,855,855
(Cost $759,958,661)

Agricultural Products 1.33%                                                                                           12,195,226
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+           143,000      12,195,226

Asset Management & Custody Banks 0.11%                                                                                   978,000
BNY Capital V, 5.95%, Ser F                                                                A-             40,000         978,000

Automobile Manufacturers 2.05%                                                                                        18,869,227
Ford Motor Co., 7.50%                                                                      BB+            50,000       1,094,500
General Motors Corp., 7.25%, Ser 04-15-41                                                  BB            378,700       7,028,672
General Motors Corp., 7.25%, Ser 07-15-41                                                  BB             89,000       1,655,400
General Motors Corp., 7.25%, Ser 02-15-52                                                  BB            254,300       4,615,545
General Motors Corp., 7.375%, Ser 05-15-48                                                 Baa3           90,000       1,660,500
General Motors Corp., 7.375%, Ser 10-01-51                                                 BB            149,000       2,814,610

Broadcasting & Cable TV 1.80%                                                                                         16,554,377
Shaw Communications, Inc., 8.50% (Canada)                                                  B+            655,100      16,554,377

Consumer Finance 3.05%                                                                                                27,992,735
Ford Motor Credit Co., 7.60%                                                               A3            315,600       7,085,220
Household Finance Corp., 6.00%                                                             A             214,200       5,342,148
Household Finance Corp., 6.875%                                                            A             399,800      10,414,790
SLM Corp., 6.00%                                                                           A             207,100       5,150,577

Diversified Banks 8.07%                                                                                               74,126,614
BAC Capital Trust IV, 5.875%                                                               A             181,150       4,420,060
Bank One Capital Trust V, 8.00%                                                            A-             20,500         528,900
Bank One Capital Trust VI, 7.20%                                                           A-             55,500       1,429,680
Comerica Capital Trust I, 7.60%                                                            BBB+          171,400       4,418,692
Fleet Capital Trust VII, 7.20%                                                             A             322,500       8,352,750
Fleet Capital Trust VIII, 7.20%                                                            A             464,750      12,208,983
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)                                                                           A             550,900      13,381,361
Santander Finance Preferred S.A. Unipersonal, 6.41%,
Ser 1 (Spain)                                                                              BBB+          225,000       5,711,400
USB Capital III, 7.75%                                                                     A-            327,100       8,383,573
USB Capital IV, 7.35%                                                                      A-            165,700       4,258,490
USB Capital V, 7.25%                                                                       A-            103,599       2,685,286
Wachovia Preferred Funding Corp., 7.25%, Ser A                                             A-             69,000       1,952,700
Wells Fargo Capital Trust IV, 7.00%                                                        A              91,100       2,356,757
Wells Fargo Capital Trust VI, 6.95%                                                        A-             53,400       1,387,332
Wells Fargo Capital Trust VII, 5.85%                                                       A             107,750       2,650,650

Electric Utilities 19.61%                                                                                            180,073,285
Ameren Corp., 9.75%, Conv                                                                  BBB+          480,000      13,483,200
American Electric Power Co., Inc., 9.25%, Conv                                             BBB           200,000       8,846,000
Boston Edison Co., 4.78%                                                                   BBB+           15,143       1,396,942
Entergy Mississippi, Inc., 7.25%                                                           A-            346,000       9,117,100
FPC Capital I, 7.10%, Ser A                                                                BB+           729,791      18,478,308
FPL Group Capital Trust I, 5.875%                                                          BBB+          493,300      12,209,175
FPL Group, Inc., 8.00%, Conv                                                               A-            120,000       7,486,800
Georgia Power Capital Trust VII, 5.875%                                                    BBB+          250,600       6,152,230
Georgia Power Co., 6.00%, Ser R                                                            A             393,197       9,908,564
Great Plains Energy, Inc., 8.00%, Conv                                                     BBB-          725,600      19,409,800
HECO Capital Trust III, 6.50%                                                              BBB-          375,400       9,895,544
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-          700,000      23,800,000
Monongahela Power Co., $7.73, Ser L                                                        B              45,000       4,488,750
Northern States Power Co., 8.00%                                                           BBB-          235,000       6,283,900
Pennsylvania Power Co., 7.75%                                                              BB             91,700       9,278,894
Southern Co. Capital Trust VI, 7.125%                                                      BBB+           49,800       1,307,748
TXU Corp., 8.125%, Conv                                                                    Ba1            79,800       5,665,002
Virginia Power Capital Trust, 7.375%                                                       BBB-          494,250      12,865,328

Gas Utilities 5.36%                                                                                                   49,265,305
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                               CCC-          231,500      11,575,000
KeySpan Corp., 8.75%, Conv                                                                 A             335,000      17,095,050
SEMCO Capital Trust I, 10.25%                                                              B-            303,446       7,671,115
Southern Union Co., 5.00%, Conv                                                            BBB            30,000       1,504,500
Southern Union Co., 5.75%, Conv                                                            Baa3           12,000         845,400
Southwest Gas Capital II, 7.70%                                                            BB            362,100       9,733,248
TransCanada Pipelines Ltd., 8.25% (Canada)                                                 BBB            32,800         840,992

Hotels, Resorts & Cruise Lines 0.33%                                                                                   3,045,799
Hilton Hotels Corp., 8.00%                                                                 BBB-          118,100       3,045,799

Integrated Oil & Gas 0.31%                                                                                             2,869,260
Coastal Finance I, 8.375%                                                                  CCC-          116,400       2,869,260

Integrated Telecommunication Services 2.84%                                                                           26,042,703
Telephone & Data Systems, Inc., 6.625%                                                     A-            160,000       3,955,200
Telephone & Data Systems, Inc., 7.60%, Ser A                                               A-            690,687      17,819,725
Verizon New England, Inc., 7.00%, Ser B                                                    A2            166,450       4,267,778

Investment Banking & Brokerage 5.96%                                                                                  54,692,643
Bear Stearns Capital Trust III, 7.80%                                                      BBB            40,600       1,045,044
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F                                                                              BBB            20,000       1,022,000
Lehman Brothers Holdings Capital Trust V, 6.00%, Ser M                                     BBB+           70,000       1,722,000
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C                                                                              BBB+          175,600       9,069,740
Merrill Lynch Preferred Capital Trust III, 7.00%                                           A-            330,500       8,616,135
Merrill Lynch Preferred Capital Trust IV, 7.12%                                            A-            241,152       6,351,944
Merrill Lynch Preferred Capital Trust V, 7.28%                                             A-            367,000       9,721,830
Morgan Stanley Capital Trust II, 7.25%                                                     A-            240,200       6,139,512
Morgan Stanley Capital Trust III, 6.25%                                                    A-             60,400       1,505,168
Morgan Stanley Capital Trust IV, 6.25%                                                     A-             57,000       1,414,170
Morgan Stanley Capital Trust V, 5.75%                                                      A1            347,000       8,085,100

Life & Health Insurance 1.56%                                                                                         14,365,180
Lincoln National Capital VI, 6.75%, Ser F                                                  BBB           143,200       3,687,400
PLC Capital Trust IV, 7.25%                                                                BBB+          186,600       4,907,580
PLC Capital Trust V, 6.125%                                                                BBB+          236,000       5,770,200

Multi-Line Insurance 2.26%                                                                                            20,746,558
ING Groep N.V., 6.20% (Netherlands)                                                        A-             94,193       2,363,302
ING Groep N.V., 7.05% (Netherlands)                                                        A-            703,800      18,383,256

Multi-Utilities & Unregulated Power 12.17%                                                                           111,782,572
Aquila, Inc., 7.875%                                                                       B2            511,700      12,086,354
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           40,000       4,190,000
BGE Capital Trust II, 6.20%                                                                BBB-          623,825      15,807,725
Consumers Energy Co. Financing IV, 9.00%                                                   Ba2           117,600       3,063,480
Dominion CNG Capital Trust I, 7.80%                                                        BBB-          253,476       6,547,285
DTE Energy Co., 8.75%, Conv                                                                BBB-          220,000       5,592,400
DTE Energy Trust I, 7.80%                                                                  BB+           135,100       3,499,090
Energy East Capital Trust I, 8.25%                                                         BBB-          447,200      11,600,368
Enterprise Capital Trust I, 7.44%, Ser A                                                   BB+           392,200       9,867,752
Enterprise Capital Trust III, 7.25%, Ser C                                                 BB+           210,600       5,300,802
ONEOK, Inc., 8.50%, Conv                                                                   BBB+           31,000       1,091,510
PSEG Funding Trust II, 8.75%                                                               BB+           233,000       6,314,300
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+             7,900         624,890
Public Service Enterprise Group, Inc., 10.25%, Conv                                        BBB-          155,450      11,503,300
Puget Sound Energy Capital Trust II, 8.40%                                                 BB            103,900       2,699,322
TECO Capital Trust I, 8.50%                                                                B             469,800      11,993,994

Oil & Gas Exploration & Production 3.20%                                                                              29,393,074
Nexen, Inc., 7.35% (Canada)                                                                BB+         1,127,900      29,393,074

Other Diversified Financial Services 7.56%                                                                            69,427,364
ABN AMRO Capital Funding Trust V, 5.90%                                                    A             626,100      15,182,925
ABN AMRO Capital Funding Trust VII, 6.08%                                                  A             328,000       8,160,640
Citigroup Capital VII, 7.125%                                                              A              98,700       2,566,200
Citigroup Capital VIII, 6.95%                                                              A             214,600       5,517,366
Citigroup Capital IX, 6.00%                                                                A             217,000       5,396,790
Citigroup Capital X, 6.10%                                                                 A             100,000       2,502,000
Citigroup Capital XI, 6.00%                                                                A              25,000         620,000
General Electric Capital Corp., 5.875%                                                     AAA           151,500       3,834,465
General Electric Capital Corp., 6.10%                                                      AAA            51,210       1,307,391
J.P. Morgan Chase Capital IX, 7.50%, Ser I                                                 A-             61,000       1,567,700
J.P. Morgan Chase Capital X, 7.00%, Ser J                                                  A1            607,100      15,778,529
J.P. Morgan Chase Capital XI, 5.875%, Ser K                                                A-            289,700       6,993,358

Real Estate Investment Trusts 4.48%                                                                                   41,139,176
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                                         BBB           110,000       2,728,000
Duke Realty Corp., 6.60%, Depositary Shares, Ser L                                         BBB           109,840       2,741,606
Duke Realty Corp., 6.625%, Depositary Shares, Ser J                                        BBB            59,925       1,496,327
Duke Realty Corp., 7.99%, Depositary Shares, Ser B                                         BBB           251,830      13,118,782
Public Storage, Inc., 6.45%, Depositary Shares, Ser X                                      BBB+           25,000         613,750
Public Storage, Inc., 6.50%, Depositary Shares, Ser W                                      BBB+          100,000       2,499,000
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                                      BBB+          497,643      12,933,742
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                                      BBB+          157,965       4,111,829
Public Storage, Inc., 8.60%, Depositary Shares, Ser Q                                      BBB+           34,600         896,140

Regional Banks 0.94%                                                                                                   8,674,376
National Commerce Capital Trust II, 7.70%                                                  A-             80,300       2,100,648
PFGI Capital Corp., 7.75%                                                                  A3            200,000       5,362,500
Regions Financing Trust I, 8.00%                                                           BBB+           46,856       1,211,228

Reinsurance 0.38%                                                                                                      3,505,990
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                                        BBB+          153,100       3,505,990

Thrifts & Mortgage Finance 1.27%                                                                                      11,676,097
Abbey National Plc, 7.25% (United Kingdom)                                                 A-             73,580       1,878,497
Abbey National Plc, 7.375% (United Kingdom)                                                A-            370,000       9,797,600

Wireless Telecommunication Services 0.59%                                                                              5,440,294
United States Cellular, 7.50%                                                              A-            205,760       5,440,294

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 0.93%                                                                                          $8,500,000
(Cost $8,498,725)

Government U.S. Agency 0.93%                                                                                           8,500,000
Federal Home Loan Bank, Disc Note                                      2.70   05-02-2005   AAA             8,500       8,500,000

Total investments 100.00%                                                                                           $918,476,955


John Hancock
Preferred Income Fund
Financial futures contracts
April 30, 2005 (unaudited)

                                          Number of
Open contracts                            contracts         Position       Expiration      (Depreciation)
----------------------------------------------------------------------------------------------------------
U.S. 10-year Treasury Note                      700            Short          June 05          ($453,341)
U.S. 10-year Treasury Note                      140            Short          June 05          ($287,543)


John Hancock
Preferred Income Fund
Interest rate swap contracts
April 30, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------
                                          Rate type
                    --------------------------------------------------
          Notional    Payments made                 Payments received       Termination
            amount           by Fund                           by Fund             date     Appreciation

      $70,000,000           2.56%(a)                     3-month LIBOR          June 08       $3,264,563

(a) Fixed rate


John Hancock

Preferred Income Fund

Footnotes to Schedule of Investments

April 30, 2005 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,195,226 or 1.33% of the Fund's total investments as of April 30, 2005.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on April 30, 2005, including short-term investments, was $886,009,097. Gross unrealized appreciation and depreciation of investments aggregated $46,454,386 and $13,986,528, respectively, resulting in net unrealized appreciation of $32,467,858.

For more information

Trustees
Charles L. Ladner, Chairman*
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: HPI

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469


This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q3     4/05
          6/05

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    June 30, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    June 30, 2005